Insurance proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance proceeds
Open insurance claim amount	$ 100	$ 2,100
Loss of hire insurance payments recorded as a component of total revenues	2,840	758	$ 11,450
Windsor Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 2,800		$ 11,500
Vigdis Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 800